Income Tax - Unused Loss Carryforwards and Deductible Temporary Differences for Which No Deferred Income Tax Assets Have Been Recognized (Detail) - TWD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	$ 73	$ 47
Deductible temporary differences	16	10
2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	0	1
2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	17	15
Investment credits - research and development expenditures	0	8
2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	10	8
2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	3	3
2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	1	1
2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	2	1
2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	1	0
2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	1	0
2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	6	5
2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	20	13
2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	$ 12	$ 0